UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-06721

BlackRock Insured Municipal 2008 Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal 2008 Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited) MARCH 31, 2007
BlackRock Insured Municipal 2008 Term Trust (BRM)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—99.1%
		Alabama—1.6%
$ 6,555		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	$6,625,335
		Arizona—1.9%
4,000		Chandler, Ad Valorem Ppty. Tax GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,819,040
4,200		Pima Cnty., Hwy. Impvts. Misc. RB, 4.125%, 7/01/09, FGIC	07/08@ 101	4,248,930
				8,067,970
		California—1.2%
5,000		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,978,200
		Colorado—2.6%
1,000		City of Thornton, Pub. Impvts. Lease Approp. COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	992,590
1,000		Cnty. of El Paso, Correctional Fac. Impvts. Lease Approp. COP, Detention Fac. Proj., Ser.
		B, 3.20%, 12/01/08, AMBAC	No Opt. Call	991,750
2,000		E-470 Pub. Hwy. Auth., Hwy. Tolls RB, Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,687,620
6,965		Regl. Transp. Dist., Trans. Impvts. Lease Approp. COP, Trans. Vehicles Proj., Ser. A,
		5.00%, 6/01/08, MBIA	06/07@ 101	7,048,859
				10,720,819
		Delaware—0.2%
650		Delaware River & Bay Auth., Pub. Impvt. Port, Arpt. & Marina RB, 3.25%, 1/01/09, MBIA	No Opt. Call	645,710
		District of Columbia—3.1%
		Dist. of Columbia, Ad Valorem Ppty. Tax GO,
195	[2]	Ser. B, 5.50%, 6/01/09, FSA	ETM	202,531
2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,705,058
10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,209,400
				13,116,989
		Florida—1.4%
2,280		Broward Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,308,728
2,080		City of Tampa, Wtr. RB, Wtr. & Swr. Proj., 5.50%, 10/01/08, FSA	No Opt. Call	2,137,304
1,300		Town of Palm Beach, Misc. RB, Beach Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,330,576
				5,776,608
		Georgia—6.1%
5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,224,400
20,000		Monroe Cnty. Dev. Auth., Indl. PCRB, Georgia Pwr. Co. Plant Scherer Proj., 4.20%,
		1/01/12, AMBAC	No Opt. Call	20,159,600
				25,384,000
		Hawaii—2.7%
4,750		City & Cnty. of Honolulu, Ad Valorem Ppty. Tax GO, Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,772,278
6,510		Hawaii GO, Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,555,635
				11,327,913
		Illinois—11.2%
		Cook Cnty. High Sch. Dist. No. 201, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO,
1,175	[2]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,064,338
4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,346,747
2,000		Cook Cnty. Sch. Dist. No. 25, Ad Valorem Ppty. Tax GO, Arlington Heights Proj., 4.50%,
		12/01/08, FSA	No Opt. Call	2,028,180
13,000		Dev. Fin. Auth., Gas Sply. RB, 3.05%, 2/01/33, AMBAC	No Opt. Call	12,911,470
8,985		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO, Zero
		Coupon, 11/01/08	No Opt. Call	8,471,777
6,750		Illinois, Pub. Impvts. GO, Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,740,752
1,455		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,458,376
		Met. Pier & Expo. Auth.,
8,385	[2]	Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08,
		FGIC	ETM	8,016,815
215		Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08,
		FGIC	No Opt. Call	205,635

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Illinois—(cont'd)
$1,570	[2]	Student Loans Lease Abatement RB, McCormick Place Expansion Proj., Ser. A, Zero
		Coupon, 6/15/08, FGIC	ETM	$1,501,061
				46,745,151
		Kansas—0.2%
1,000		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, 4.00%, 4/01/09, AMBAC	No Opt. Call	1,007,850
		Kentucky—0.9%
3,890		Owensboro, Elec., Pwr. & Lt. Impvts. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,643,607
		Michigan—3.0%
6,315		Detroit City Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Sch. Bldg. & Site Impvt.
		Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,361,352
1,665	[2]	Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 4/01/09, MBIA	ETM	1,657,674
3,000		Michigan, Hwy. Impvts. Misc. RB, Trunk Line Proj., Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,024,000
1,485		Wyandotte, Elec., Pwr. & Lt. RB, 6.25%, 10/01/08, MBIA	No Opt. Call	1,516,319
				12,559,345
		Mississippi—0.5%
2,175		De Soto Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,157,317
		Nevada—1.2%
		Director of the St. of Nevada Dept. of Bus. & Ind., Trans. Impvts. RB, Las Vegas Monorail
		Proj.,
2,085		Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,952,206
3,585		Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,228,615
				5,180,821
		New Jersey—0.7%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, Gov't Loan Proj., 5.00%, 12/01/08, FSA	No Opt. Call	1,022,760
1,750		Transp. Trust Fund Auth., Trans. Impvts. RB, Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,797,337
				2,820,097
		New Mexico—0.6%
2,455		Fin. Auth., Pub. Impvt. Misc. RB, Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,460,475
		New York—9.3%
15,500		City of New York, Ad Valorem Ppty. Tax GO, Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	15,628,185
15,915		New York GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08@ 101	16,430,965
4,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 129, 2.875%,
		11/01/08, FSA	No Opt. Call	3,941,680
2,715		Thruway Auth., Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	04/07@ 100	2,718,855
				38,719,685
		North Carolina—4.6%
		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
13,500		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	14,066,055
5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,121,350
				19,187,405
		Oregon—1.5%
2,905		Dept. of Admin. Svcs., Lease Approp. COP, 5.00%, 11/01/08, FSA	No Opt. Call	2,965,250
1,285		Lane Cnty. Sch. Dist. No. 4-J, Ad Valorem Ppty. Tax GO, Eugene Proj., 3.00%, 1/01/09,
		FSA	No Opt. Call	1,267,665
2,000		Washington & Clackamas Cntys. Sch. Dist. No. 23-J, Sch. Impvts. Ad Valorem Ppty. Tax
		GO, Tigard Proj., 3.75%, 6/15/08, MBIA	No Opt. Call	2,003,680
				6,236,595
		Pennsylvania—8.2%
3,175		City of Philadelphia, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,195,955
		Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, Western Pennsylvania Hosp.
		Proj.,
3,570		Ser. A, 6.25%, 7/01/08, MBIA	04/07@ 100	3,576,747
1,870	[2]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	1,899,191
		Dept. of Gen. Svcs., Lease Approp. COP,
2,075		4.50%, 5/01/08, FSA	No Opt. Call	2,093,343
2,120		4.50%, 11/01/08, FSA	No Opt. Call	2,147,136
2,165		4.50%, 5/01/09, FSA	No Opt. Call	2,201,156

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Pennsylvania—(cont'd)
$16,250		Lehigh Cnty. Indl. Dev. Auth., Indl. PCRB, PPL Electric Util. Corp. Proj., 3.125%,
		11/01/08, AMBAC	No Opt. Call	$16,093,512
3,125		Pittsburgh Pub. Pkg. Auth., Auto Pkg. RB, 3.25%, 12/01/08, AMBAC	No Opt. Call	3,102,844
				34,309,884
		Tennessee—0.2%
1,000		Clarksville, Wtr. RB, 4.30%, 2/01/09, FSA	No Opt. Call	1,012,640
		Texas—20.2%
		City of Austin,
5,000		Elec., Pwr. & Lt. RB, 6.625%, 11/15/08, AMBAC	No Opt. Call	5,229,950
5,000		Elec., Pwr. & Lt. RB, Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,528,400
5,380		Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,371,015
11,515		Wtr. RB, Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,836,076
5,000		Wtr. RB, Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,528,400
6,000	[2]	City of San Antonio, Elec., Pwr. & Lt. RB, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,398,440
1,430	[2]	Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, 6.10%, 8/15/09, MBIA	ETM	1,509,608
4,390		Houston Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/09, AMBAC	No Opt. Call	4,013,601
		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
1,075	[2]	Zero Coupon, 9/01/08, AMBAC	ETM	1,019,777
13,925		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	13,208,420
1,155	[2]	Zero Coupon, 9/01/09, AMBAC	ETM	1,056,213
15,020		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,712,509
1,500		North Texas Tollway Auth., Hwy. Tolls RB, Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,534,515
		Pub. Fin. Auth.,
5,900		Lease Approp. RB, Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,168,627
2,250	[3]	Lease RB, Gen. Svcs. Comm. Projs., 5.50%, 2/01/08, AMBAC	N/A	2,306,250
750		Lease RB, Gen. Svcs. Comm. Projs., 5.50%, 2/01/09, AMBAC	02/08@ 101	768,375
1,000		Misc. RB, 3.50%, 2/01/09, FGIC	No Opt. Call	997,850
2,275		Ysleta Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/08, PSF	No Opt. Call	2,161,273
				84,349,299
		Utah—3.3%
		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB,
2,215	[2]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	2,227,736
1,285		Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,292,428
10,300	[3]	Utah, Hwy. Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.00%, 7/01/07	N/A	10,334,196
				13,854,360
		Washington—10.5%
5,710		City of Seattle, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 7/01/08, FSA	No Opt. Call	5,735,410
1,250		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 5.00%, 1/01/09, MBIA	No Opt. Call	1,279,188
		Cnty. of King,
3,060		Ad Valorem Ppty. Tax GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,054,002
12,850		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07@ 102	13,232,801
		Energy Northwest, Elec., Pwr. & Lt. RB,
11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,056,980
5,550	[2]	Pub. Pwr. No. 3 Proj., Zero Coupon, 7/01/07	ETM	5,498,274
2,000		Pub. Pwr. No. 3 Proj., Zero Coupon, 7/01/08	No Opt. Call	1,909,280
		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives
		Proj.,
1,010		Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,035,876
1,000		Ser. A, 5.40%, 12/01/10, MBIA	06/10@ 101	1,056,020
				43,857,831
		West Virginia—0.4%
1,550		Econ. Dev. Auth., Correctional Fac. Impvts. Lease Approp. RB, Correctional Juvenile &
		Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,561,191
		Wisconsin—1.5%
6,080		Wisconsin, Pub. Impvts. Misc. GO, Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,128,275
		Wyoming—0.3%
1,270		Albany Cnty. Impvts. Stat. Trust, Pub. Impvts. Lease Abatement COP, 3.75%, 1/15/09,
		MBIA	No Opt. Call	1,271,473
		Total Long-Term Investments (cost $405,819,143)		413,706,845

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		SHORT-TERM INVESTMENTS—3.7%
		Florida—2.4%
$10,000	[4]	Sarasota Cnty. Pub. Hosp. Brd., Hlth., Hosp. & Nursing Home Impvts. RB, Sarasota Mem.
		Hosp. Proj., Ser. A, 3.80%, 4/02/07, AMBAC, FRDD	N/A	$10,000,000
		Missouri—0.7%
3,000	[4]	Hlth. & Edl. Facs. Auth., Univ. & Coll. Impvts. RB, St. Louis Univ. Proj., Ser. A, 3.75%,
		4/02/07, MBIA, FRDD	N/A	3,000,000

Shares
(000)
		Money Market Fund—0.6%
2,300		AIM Tax Free Cash Res. Portfolio - Institutional Class, 3.45%	N/A	2,300,000
		Total Short-Term Investments (cost $15,300,000)		15,300,000
		Total Investments —102.8% (cost $421,119,1435)		$429,006,845
		Other assets in excess of liabilities —16.6%		69,411,831
		Preferred shares at redemption value, including dividends payable —(19.4)%		(81,009,825)
		Net Assets Applicable to Common Shareholders—100%		$417,408,851

_________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.

[5]	Cost for federal income tax purposes is $420,631,862. The net unrealized appreciation on a tax basis is $8,374,983, consisting of $9,007,930 gross unrealized appreciation and $632,947 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 80.5% of the Trust's managed assets.

AMBAC	— 27.3%
CAPMAC	— 1.0%
FGIC	— 15.0%
FSA	— 16.7%
MBIA	— 19.6%
PSF	— 0.4%
Other	— 0.5%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
CAPMAC	— Capital Markets Assurance Co.	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	PCRB	— Pollution Control Revenue Bond
ETM	— Escrowed to Maturity	PSF	— Public School Fund Guaranteed
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FRDD	— Floating Rate Daily Demand	ST	— Special Tax
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007